Average Annual Total Returns{- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2025 Fund	Fidelity Freedom 2025 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2025 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	10.17%	9.57%	[1]	28.71%	18.00%	[1]	9.85%	9.74%	[1]

[1]	(a)From July 20, 2017